UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                Form 13F





                          FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: 12/31/2011



Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.): [ ] is a restatement.

                                     [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:      GLADIUS CAPITAL MANAGEMENT LP

Address:   1 N WACKER DR STE 4700

           CHICAGO IL 60606-2842



Form 13F File Number: 28-___



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:      Jennifer Hoffman

Title:     Executive Counsel

Phone:     312-348-5900



Signature, Place, and Date of Signing:



Jennifer Hoffman     Chicago, IL         02/13/2012

[Signature]         [City, State]        [Date]





Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT

   [ ] 13F NOTICE

   [ ] 13F COMBINATION REPORT

                          FORM 13F SUMMARY PAGE



Report Summary:



   Number of Other Included Managers:        0

   Form 13F Information Table Entry Total:   6

   Form 13F Information Table Value Total:   $102,951

                                             (thousands)



List of Other Included Managers:



NONE


                         FORM 13F INFORMATION TABLE


                                                          VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY

  NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE    SHARED  NONE

------------------------  -----------------   ---------  --------  -------  ---  ----   -------  --------  ------- ------- ----

CATERPILLAR INC DEL        COM                149123101   36240    400000   SH   CALL   SOLE                     0       0    0

CITIGROUP INC              COM NEW            172967424   13155    500000   SH   CALL   SOLE                     0       0    0

HALLIBURTON CO             COM                406216101   22432    650000   SH   CALL   SOLE                     0       0    0

SANOFI                     RIGHT 12/31/2020   80105N113     451    375554   SH          SOLE                375554       0    0

SIRIUS XM RADIO INC        COM                82967N108    1437    789700   SH   CALL   SOLE                     0       0    0

UNITED TECHNOLOGIES CORP   COM                913017109   29236    400000   SH   CALL   SOLE                     0       0    0
